Leases - Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Within 1 year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Undiscounted minimum lease payments receivables in future periods under non-cancellable operating leases	$ 13	$ 4